Reconciliation of Differences between Basic and Diluted EPS (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ (456,660)	¥ (259,585)	¥ (40,802)
Weighted-average shares outstanding	1,003,578	1,003,559	1,003,520
Effect of dilutive securities:
Stock acquisition rights
Convertible bonds
Weighted-average shares for diluted EPS computation	1,003,578	1,003,559	1,003,520
Basic EPS	¥ (455.03)	¥ (258.66)	¥ (40.66)
Diluted EPS	¥ (455.03)	¥ (258.66)	¥ (40.66)